ACQUISITIONS - Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
	Nov. 03, 2015	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Business Combination Segment Allocation [Line Items]
Gain from bargain purchase		$ 0	$ 0	$ 0	$ (1,864)	$ 0	$ (1,864)	$ 0
Fiscal 2016 - Acquisition, Hamilton, Canada - Manufacturing Operations
Business Combination Segment Allocation [Line Items]
Current assets	$ 307
Property, plant and equipment	4,810
Assets acquired	5,117
Current liabilities assumed	380
Fair value of net assets acquired	4,737
Total cash consideration transferred	2,201
Deferred tax liabilities	672
Gain from bargain purchase	$ (1,864)				$ (1,900)